1. Basis of Presentation (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		25 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Mar. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash equivalents	$ 0		$ 0			$ 0
Patent costs since inception	0	$ 11,111	780	$ 25,561	$ 27,641
Advertising expense					$ 0
Uncertain tax positions	$ 0		$ 0			$ 0